Other Financial Data (Sigma Fund) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Sigma Fund
Sigma Fund	$ 2,133
Cash
Sigma Fund
Sigma Fund	149
Government, agency, and government-sponsored enterprise obligations
Sigma Fund
Sigma Fund	$ 1,984